UNITED STATES
SECURITIES AND EXCHANGE COMMISION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31st, 2010 Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one):
[  ] is a restatement;
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: ValueWorks LLC
Address: 1450 Broadway, 42nd fl, New York, NY  10018
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager: Laila Bdour
Title: Marketing Associate
Phone: 212 819 1818

Signature:       Place:          Date of signing:
Laila Bdour      New York NY	 February 14th, 2011

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT;
[ ] 13F NOTICE;
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:0
Form 13F Information Table Entry Total: 33
Form 13F Information Table Value Total: $135,090

List of Other Included Managers: N/A

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
FORM 13F INFORMATION TABLE

							 	VALUE      SHARES/  SH/   PUT/  INVSMNT  OTHER      	VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS     	CUSIP   	(x$1000)   PRN AMT  PRN   CALL  DSCRETN  MANAGERS	SOLE  SHARED  NONE
3M Company        	COM             	88579Y10	3900      45187   		SOLE            	45187
Bank of America CN 	7.25%CNV PFD L  	06050568	1572      1643    		SOLE            	1643
Boeing Company    	COM             	09702310	6045      92628   		SOLE            	92628
Boston Scientific 	COM             	10113710	4053      535360  		SOLE            	535360
Calpine Corp.     	COM NEW         	13134730	6858      514075  		SOLE            	514075
Chesapeake Energy 	COM             	16516710	4813      185766  		SOLE            	185766
Cisco Systems Inc.	COM             	17275R10	6490      320797  		SOLE            	320797
Corning Inc.      	COM             	21935010	6965      360486  		SOLE            	360486
Dow Chemical Compa	COM             	26054310	7098      207917  		SOLE            	207917
Eli Lilly & Co.   	COM             	53245710	4333      123670  		SOLE            	123670
Hewlett-Packard Co	COM             	42823610	4836      114863  		SOLE            	114863
Legg Mason Inc.   	COM             	52490110	5488      151315  		SOLE            	151315
Live Nation, Inc. 	COM             	53803410	4408      385987  		SOLE            	385987
Maui Land & Pineap	COM             	57734510	6852      1375889 		SOLE            	1375889
MBIA Inc          	COM             	55262C10	2465      205606  		SOLE            	205606
McGraw-Hill Compan	COM             	58064510	5384      147877  		SOLE            	147877
Mesabi Trust      	CTF BEN INT     	59067210	4449      115576  		SOLE            	115576
Micron Technology 	COM             	59511210	6929      863994  		SOLE            	863994
New York Times cl 	CL A            	65011110	4651      474642  		SOLE            	474642
Pfizer Inc.       	COM             	71708110	4057      231718  		SOLE            	231718
QEP Resources, Inc	COM             	74733V10	2858      78704   		SOLE            	78704
Qimonda Finance LL	NOTE 6.750% 3/2 	74732WAA	80        2000000 		SOLE            	2000000
Qualcomm Inc.     	COM             	74752510	1022      20649   		SOLE            	20649
Questar Corporatio	COM             	74835610	1413      81162   		SOLE            	81162
Rowan Companies In	COM             	77938210	4903      140448  		SOLE            	140448
Sony Corporation A	ADR NEW         	83569930	2408      67444   		SOLE            	67444
Sprint Nextel Corp	COM SER 1       	85206110	2204      521131  		SOLE            	521131
SunPower Corp. Cl 	COM CL B        	86765230	513       41270   		SOLE            	41270
Teco Energy Inc.  	COM             	87237510	4528      254394  		SOLE            	254394
Tejon Ranch Co.   	COM             	87908010	852       30932   		SOLE            	30932
WellsFargo Pfd Ser	PERP PFD CNV A  	94974680	3421      3419    		SOLE            	3419
Williams Companies	COM             	96945710	5148      208263  		SOLE            	208263
Zimmer Holdings In	COM             	98956P10	4093      76240   		SOLE            	76240

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